Operating Segment - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands		5 Months Ended	6 Months Ended
		Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Revenue			$ 34,564	$ 42,094
Cost of sales			(20,427)	(28,129)
Gross margin			14,137	13,965
Administrative expenses			(4,963)	(5,125)
Corporate expenses			(3,957)	(5,656)
Other income			3,162
Rent concessions received			700
Other foreign exchange loss			(1,914)	(953)
Adjusted EBITDA			(1,313)	(9,758)
Brand transition, restructure and transaction expenses			(8,326)	(5,846)
Finance expense			(4,158)	(2,230)
Fair value gain on foreign exchange contracts				729
Profit/(loss) after income tax			(18,413)	(27,968)
Income tax expense			(41)	(761)
Profit/(loss) after income tax		$ 722	(18,454)	(28,729)
Operating segments [Member]
Statement Line Items [Line Items]
Revenue from external customers			34,564	42,094
Revenue			34,564	42,094
Cost of sales			(20,427)	(28,129)
Gross margin			14,137	13,965
Other segment expenses	[1]		(14,129)	(17,180)
Administrative expenses			(403)	(558)
Corporate expenses			(3,957)	(5,656)
Other income			3,162
Rent concessions received			722
Other foreign exchange loss			(845)	(329)
Adjusted EBITDA			(1,313)	(9,758)
Brand transition, restructure and transaction expenses			(8,326)	(5,846)
Finance expense			(4,158)	(2,230)
Impairment expense			(2,815)	(6,849)
Depreciation and amortisation			(4,560)	(4,567)
Fair value gain on foreign exchange contracts				729
Unrealised foreign exchange gain/(loss)			2,759	553
Profit/(loss) after income tax			(18,413)	(27,968)
Income tax expense			(41)	(761)
Profit/(loss) after income tax			(18,454)	(28,729)
Operating segments [Member] | New Zealand Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers			14,863	19,000
Revenue			14,863	19,000
Cost of sales			(6,701)	(9,827)
Gross margin			8,162	9,173
Other segment expenses	[1]		(7,577)	(7,646)
Administrative expenses
Corporate expenses
Other income
Rent concessions received
Other foreign exchange loss
Adjusted EBITDA			585	1,527
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Profit/(loss) after income tax			585	1,527
Income tax expense
Profit/(loss) after income tax			585	1,527
Operating segments [Member] | New Zealand Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers			2,735	8,414
Revenue			2,735	8,414
Cost of sales			(2,071)	(5,869)
Gross margin			664	2,545
Other segment expenses	[1]		(551)	(3,365)
Administrative expenses
Corporate expenses
Other income
Rent concessions received
Other foreign exchange loss
Adjusted EBITDA			113	(820)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Profit/(loss) after income tax			113	(820)
Income tax expense
Profit/(loss) after income tax			113	(820)
Operating segments [Member] | E-Commerce [Member]
Statement Line Items [Line Items]
Revenue from external customers			16,966	14,680
Revenue			16,966	14,680
Cost of sales			(11,280)	(10,417)
Gross margin			5,686	4,263
Other segment expenses	[1]		(6,001)	(6,169)
Administrative expenses
Corporate expenses
Other income
Rent concessions received
Other foreign exchange loss
Adjusted EBITDA			(315)	(1,906)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Profit/(loss) after income tax			(315)	(1,906)
Income tax expense
Profit/(loss) after income tax			(315)	(1,906)
Operating segments [Member] | Unallocated [member]
Statement Line Items [Line Items]
Revenue from external customers
Revenue
Cost of sales			(375)	(2,016)
Gross margin			(375)	(2,016)
Other segment expenses	[1]
Administrative expenses			(403)	(558)
Corporate expenses			(3,957)	(5,656)
Other income			3,162
Rent concessions received			722
Other foreign exchange loss			(845)	(329)
Adjusted EBITDA			(1,696)	(8,559)
Brand transition, restructure and transaction expenses			(8,326)	(5,846)
Finance expense			(4,158)	(2,230)
Impairment expense			(2,815)	(6,849)
Depreciation and amortisation			(4,560)	(4,567)
Fair value gain on foreign exchange contracts				729
Unrealised foreign exchange gain/(loss)			2,759	553
Profit/(loss) after income tax			(18,796)	(26,769)
Income tax expense			(41)	(761)
Profit/(loss) after income tax			$ (18,837)	$ (27,530)

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.